DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) (Non-designated derivative instruments) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2012 Foreign currency options RUB	Dec. 31, 2011 Foreign currency options RUB	Dec. 31, 2013 Foreign currency options USD ($)	Dec. 31, 2013 Foreign currency options RUB
Non-designated derivative instruments
Amount acquirable through derivative instruments					$ 330.0	10,022.0
Gain/(loss) recognized in earnings	(4)	96	(4)	96